Inventories, Net - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 45,332	$ 36,254	$ 22,421
Work in process	6,223	3,451	2,136
Finished goods	3,188	2,875	2,158
Stores and spares	4,319	3,190	2,371
Packing material	234	241	171
Total Inventories Gross	59,296	46,011	29,257
Less: inventory allowances			(292)
Total inventories, net	$ 59,296	$ 46,011	$ 28,965